Other disclosures - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Disclosures [Abstract]
Gross amount of other items offset in the balance sheet	€ 811	€ 910	€ 1,024
Assets subject to netting and collateral arrangements on balance sheet	176,198	151,044	141,529
Liabilities subject to netting and collateral arrangements on balance sheet	€ 209,121	€ 180,539	€ 157,572